CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2014
CREDIT RISK AND CONCENTRATION [Abstract]
Schedule of Customers Who Accounted for 10% or more of the Company's Net Revenues
	For the years ended December 31,
	2014	2013	2012
Affiliates of Softbank	44%	55%	49%